RYDEX SERIES FUNDS

Managed Futures Strategy Fund
(the "Fund")

Supplement dated September 4, 2009 to the

Rydex Series Funds Managed Futures Strategy Fund A-Class and C-Class Shares Prospectus
dated May 1, 2009, and all supplements thereto.

This Supplement provides new and additional information beyond that contained in the Managed Futures Strategy Fund A-Class Shares and C-Class Shares Prospectus, dated May 1, 2009 (the "Prospectus") and should be read in conjunction with the Prospectus.

The following table replaces the table under the heading "Fund Fees and Expenses" on page 11 of the Class A and C Shares Prospectus:

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)[1]
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as a percentage of initial purchase price)[2]	4.75%	None
MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a percentage of initial purchase price or current market value, whichever is lower)[3]	None[4]	1.00%
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE (as a percentage of amount redeemed, if applicable)[5]	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES OF THE FUND AND SUBSIDIARY[6]	1.01%	1.01%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES	0.25%	1.00%
OTHER EXPENSES
OTHER EXPENSES OF THE FUND	1.02%	1.01%
OTHER EXPENSES OF THE SUBSIDIARY	0.01%	0.01%
SHORT DIVIDEND EXPENSES[7]	0.02%	0.02%
TOTAL OTHER EXPENSES[8]	1.05%	1.04%
TOTAL ANNUAL FUND OPERATING EXPENSES	2.31%	3.05%
LESS MANAGEMENT FEE WAIVER[9]	0.11%	0.11%
NET TOTAL ANNUAL OPERATING EXPENSES	2.20%	2.94%
  The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such waiver.
  Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."
  The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.
  For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.
  For more information, see "Frequent Purchases and Redemptions of Fund Shares."
  The Fund may invest in the Subsidiary. The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. "Management Fees of the Fund and Subsidiary" reflects an estimate of the gross management fees to be paid to the Advisor by the Fund and the Subsidiary during the Fund's current fiscal year.
  "Short Dividend Expense" occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 2.18% for A-Class shares and 2.92% for C-Class shares.
  "Total Other Expenses" include index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated. A portion of the index licensing fee is embedded in the purchase price of certain structured notes in which the Fund may invest and is not reflected in "Total Other Expenses." Thus, the amount of index license fees paid directly by the Fund, or paid indirectly as an embedded fee within the structured notes, will vary depending on how much of the Fund's assets are invested in structured notes.
  The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

Managed Futures Strategy	1 Year	3 Years	5 Years	10 Years
A-CLASS SHARES	$687	$1,130	$1,599	$2,889
C-CLASS SHARES
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:	$397	$910	$1,548	$3,261
IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:	$297	$910	$1,548	$3,261

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RYDEX SERIES FUNDS

Managed Futures Strategy Fund
(the "Fund")

Supplement dated September 4, 2009 to the

Rydex Series Funds Managed Futures Strategy Fund H-Class Shares Prospectus
dated May 1, 2009, and all supplements thereto.

This Supplement provides new and additional information beyond that contained in the Managed Futures Strategy Fund H-Class Shares Prospectus, dated May 1, 2009 (the "Prospectus") and should be read in conjunction with the Prospectus.

The following table replaces the table under the heading "Fund Fees and Expenses" on page 11 of the Class H-Class Shares Prospectus:

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)[1]
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE (as a percentage of amount redeemed, if applicable)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES OF THE FUND AND SUBSIDIARY[3]	1.01%
DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES	0.25%
OTHER EXPENSES
OTHER EXPENSES OF THE FUND	1.02%
OTHER EXPENSES OF THE SUBSIDIARY	0.01%
SHORT DIVIDEND EXPENSES[4]	0.02%
TOTAL OTHER EXPENSES[5]	1.04%
TOTAL ANNUAL FUND OPERATING EXPENSES	2.30%
LESS MANAGEMENT FEE WAIVER[6]	0.11%
NET TOTAL ANNUAL OPERATING EXPENSES	2.19%
  The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such waiver.
  For more information, see "Frequent Purchases and Redemptions of Fund Shares."
  The Fund may invest in the Subsidiary. The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. "Management Fees of the Fund and Subsidiary" reflects an estimate of the gross management fees to be paid to the Advisor by the Fund and the Subsidiary during the Fund's current fiscal year.
  "Short Dividend Expense" occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 2.17%.
  "Total Other Expenses" include index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated. A portion of the index licensing fee is embedded in the purchase price of certain structured notes in which the Fund may invest and is not reflected in "Total Other Expenses." Thus, the amount of index license fees paid directly by the Fund, or paid indirectly as an embedded fee within the structured notes, will vary depending on how much of the Fund's assets are invested in structured notes.
  The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

Managed Futures Strategy	1 Year	3 Years	5 Years	10 Years
H-Class Shares	$222	$685	$1,175	$2,524

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.